Business Combination (Details) ¥ in Thousands	Apr. 30, 2024 CNY (¥)
Shenzhen Duobao Fishing Industry Management Co., Ltd. [Member]
Business Combination [Line Items]
Equity interest percentage	51.00%
Total cash consideration	¥ 510
Shenzhen Jiuzhou Fangyun Digital Live Broadcasting Industry Technology Co., Ltd. [Member]
Business Combination [Line Items]
Equity interest percentage	53.00%
Total cash consideration	¥ 190